FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022

13F File Number:  028-12344

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature, Place, and Date of Signing:

/s/ Michael Kaufman
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

August 13, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

List of other Managers Reporting for this Manger:
Form 13F
File Number                   Name
028-05431                     Sunrise Partners Limited Partnership


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $295,964 (thousands)

List of Other Included Managers:

         None

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FORM 13F INFORMATION TABLE                             Name of Reporting Manager:  MAK Capital One LLC

For Quarter Ended: 6/30/07      Shared Investment Discretion with Sunrise Partners Limited Partnership (where indicated by a "1")

                            TITLE OF                  VALUE     SHARES/   SH/     PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER        CLASS       CUSIP       (x$1000)   PRN AMT   PRN     CALL DISCRETN  MANAGERS   SOLE     SHARED     NONE
ACCLELRYS INC                 COM        00430U103    9,862   1,567,839                 SHARED    1*                 1,567,839
ACCLELRYS INC                 COM        00430U103    4,849     770,866                  SOLE               770,866
ACETO CORP                    COM        004446100    7,023     759,291                 SHARED    1*                   759,291
ACETO CORP                    COM        004446100    4,030     435,664                  SOLE               435,664
AGILYSYS INC                  COM        00847J105   11,530     512,426                 SHARED    1*                   512,426
AGILYSYS INC                  COM        00847J105    5,666     251,800                  SOLE               251,800
ALLOT COMMUNICATIONS LTD      SHS        M0854Q105    1,101     161,961                 SHARED    1*                   161,961
ALLOT COMMUNICATIONS LTD      SHS        M0854Q105      545      80,212                  SOLE                80,212
ANSWERTHINK INC               COM        36916104     4,961   1,370,438                 SHARED    1*                 1,370,438
ANSWERTHINK INC               COM        36916104     2,875     794,230                  SOLE               794,230
BROADRIDGE FINL SOLUTIONS IN  COM        11133T103   12,201     638,116                 SHARED    1*                   638,116
BROADRIDGE FINL SOLUTIONS IN  COM        11133T103    5,983     312,900                  SOLE               312,900
CAPITAL ONE FINL              COM        14040H105   15,413     196,500  PUT            SHARED    1*                   196,500
CAPITAL ONE FINL              COM        14040H105    6,942      88,500  PUT             SOLE                88,500
CAVALIER HOMES INC            COM          149507105  5,096   1,042,071                 SHARED    1*                 1,042,071
CAVALIER HOMES INC            COM          149507105  2,746     561,577                  SOLE               561,577
CAVCO INDS INC DEL            COM          149568107  2,136      56,937                 SHARED    1*                    56,937
CAVCO INDS INC DEL            COM          149568107  1,054      28,100                  SOLE                28,100
CHAMPION ENTERPRISES INC      COM        158496109   20,597   2,095,300                 SHARED    1*                 2,095,300
CHAMPION ENTERPRISES INC      COM        158496109   10,131   1,030,600                  SOLE             1,030,600
CHESAPEAKE ENERGY CORP        COM        165167107    6,290     181,800                 SHARED    1*                   181,800
CHESAPEAKE ENERGY CORP        COM        165167107    3,121      90,200                  SOLE                90,200
CLINICAL DATA INC             COM        18725U109    5,036     238,003                 SHARED    1*                   238,003
CLINICAL DATA INC             COM        18725U109    2,278     107,676                  SOLE               107,676
EXACT SCIENCES CORP           COM        30063P105    5,249   1,816,203                 SHARED    1*                 1,816,203
EXACT SCIENCES CORP           COM        30063P105    2,367     818,915                  SOLE               818,915
HARVEST ENERGY TR             TRUST UNIT 41752X101    2,712      87,600                 SHARED    1*                    87,600
HARVEST ENERGY TR             TRUST UNIT 41752X101    1,331      43,000                  SOLE                43,000
HEALTHTRONICS INC             COM        42222L107    3,772     867,090                 SHARED    1*                   867,090
HEALTHTRONICS INC             COM        42222L107    1,869     429,700                  SOLE               429,700
HELMERICH & PAYNE INC         COM          423452101 10,243     289,200                 SHARED    1*                   289,200
HELMERICH & PAYNE INC         COM          423452101  5,044     142,400                  SOLE               142,400
IGATE CORP                    COM        45169U105   13,166   1,641,606                 SHARED    1*                 1,641,606
IGATE CORP                    COM        45169U105    6,089     759,174                  SOLE               759,174
KINDRED HEALTHCARE INC        COM          494580103  1,229      40,008                 SHARED    1*                    40,008
KINDRED HEALTHCARE INC        COM          494580103    578      18,800                  SOLE                18,800
KINETIC CONCEPTS INC          COM        49460W108    2,702      52,000                 SHARED    1*                    52,000
KINETIC CONCEPTS INC          COM        49460W108    1,185      22,800                  SOLE                22,800
MSC SOFTWARE CORP             COM          553531104  6,784     501,750                 SHARED    1*                   501,750
MSC SOFTWARE CORP             COM          553531104  3,364     248,800                  SOLE               248,800
NEUROBIOLOGICAL TECHNOLOGIES  COM        64124W106      936     525,774                 SHARED    1*                   525,774
NEUROBIOLOGICAL TECHNOLOGIES  COM        64124W106      422     237,173                  SOLE               237,173
PERMA-FIX ENVIRONMENTAL SVCS  COM          714157104  4,657   1,517,051                 SHARED    1*                 1,517,051
PERMA-FIX ENVIRONMENTAL SVCS  COM          714157104  2,283     743,806                  SOLE               743,806
PLAYBOY ENTERPRISES INC       CL B         728117300  8,301     732,624                 SHARED    1*                   732,624
PLAYBOY ENTERPRISES INC       CL B         728117300  4,113     363,000                  SOLE               363,000
POWERSHARES QQQ TRUST         UNIT SER 1 73935A104   23,562     495,000  PUT            SHARED    1*                   495,000
POWERSHARES QQQ TRUST         UNIT SER 1 73935A104   11,900     250,000  PUT             SOLE               250,000
QUEST DIAGNOSTICS INC         COM        74834L100    4,514      87,400                 SHARED    1*                    87,400
QUEST DIAGNOSTICS INC         COM        74834L100    2,236      43,300                  SOLE                43,300
U.S. AUTO PARTS NETWORK INC   COM        90343C100    2,012     212,709                 SHARED    1*                   212,709
U.S. AUTO PARTS NETWORK INC   COM        90343C100      995     105,200                  SOLE               105,200
UNDER ARMOUR INC              CL A         904311107  2,283      50,000  PUT            SHARED    1*                    50,000
UNDER ARMOUR INC              CL A         904311107  1,141      25,000  PUT             SOLE                25,000
WASHINGTON MUTUAL INC         COM          939322103  5,358     127,500  PUT            SHARED    1*                   127,500
WASHINGTON MUTUAL INC         COM          939322103  2,101      50,000  PUT             SOLE                50,000

                              * Represent positions also reported on the Form 13F filed by Sunrise Partners Limited Partnership
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